Income Tax, Analysis of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 136,066	$ 165,136	$ 202,891
Deferred tax liabilities	$ 211,000	$ 186,583	$ 95,037
Corporate tax rate	21.00%	35.00%
Net operating losses	$ 387,000
Net tax credits for Operating losses carryforwards [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	55,835	$ 71,219
Temporary differences derivatives financial instruments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	79,865	93,719
Temporary differences derivatives financial instruments [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	62,000
Temporary differences derivatives financial instruments [Member] | ACT [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	13,000
Temporary differences tax/book amortization [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	126,792	113,432
Temporary differences tax/book value of contracted concessional assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	73,793	66,247
Other temporary differences [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	366	198
Deferred tax liabilities	10,415	6,904
Temporary difference for accelerated tax amortization [Member] | Solar Plants in Spain [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	74,000	51,000
Temporary difference for accelerated tax amortization [Member] | Solana and Mojave [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	$ 55,000	$ 63,000